FAIR VALUE MEASUREMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets and liabilities measured and recorded at fair value on a recurring and non-recurring basis [Line Items]
Fair value inputs, discount rate	17.50%	17.00%
Impairment of goodwill		$ 85,934,770